NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2015
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE

NOTE 6 – NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2015	2014

Due May 20, 2016	$2,618,727	$-
Due March 22, 2016, subsequently settled on due date	1,540,429	-
Due March 22, 2016, subsequently settled on due date	1,540,429	-
Due January 28, 2016, subsequently settled on due date	770,214	-
Due January 3, 2016, subsequently settled on due date	1,540,429	-
Due June 25, 2015, subsequently settled on due date	-	325,414
Due April 30, 2015, subsequently settled on due date	-	1,627,075
Due April 16, 2015, subsequently settled on due date	-	1,627,075
Due March 26, 2015, subsequently settled on due date	-	1,464,366
Due March 10, 2015, subsequently settled on due date	-	1,627,075
Due February 28, 2015, subsequently settled on due date	-	1,627,075
Due January 17, 2015, subsequently settled on due date	-	1,627,075
Total	$8,010,228	$9,925,155

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.